CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Initial Public Offering CNY (¥)	Ordinary Shares CNY (¥) shares	Subscription Receivables From Shareholders CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ 240,978			¥ 1	¥ (1)		¥ 154,970		¥ 97,307	¥ (65,230)	¥ 53,931
Beginning Balance (in shares) at Dec. 31, 2018 | shares				1,948,376,000		51,624,000
Issuance of ordinary shares	669,559						669,559
Issuance of ordinary shares (in shares) | shares				222,222,222
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance			¥ 536,629					¥ 536,629
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance (in Shares) | shares				150,000,000
Ordinary share contributed by shareholders for the equity incentive plan (in shares) | shares				(403,157)		403,157
Share Repurchase (Shares) | shares				150,000,000
Share Repurchase			¥ (536,629)					¥ (536,629)
Share-based compensation expense	270,242						270,242
Foreign currency translation	9,688									9,688
Vesting of restricted share units and restricted shares	209						209
Vesting of restricted share units and restricted shares (in shares) | shares				29,928,205		(29,928,205)
Profit appropriations to statutory reserves	0
Net income/(loss)	(1,034,510)										(1,034,510)
Ending Balance at Dec. 31, 2019	692,795			¥ 1	(1)		1,631,609		97,307	(55,542)	(980,579)
Ending Balance (in shares) at Dec. 31, 2019 | shares				2,350,123,270		22,098,952
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance	23,915					¥ 23,915
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance (in Shares) | shares				(25,799,190)		25,799,190
Share Repurchase (Shares) | shares				(25,799,190)		25,799,190
Share Repurchase	(23,915)					¥ (23,915)
Share-based compensation expense	2,950						2,950
Foreign currency translation	(24,238)									(24,238)
Vesting of restricted share units and restricted shares	60						60
Vesting of restricted share units and restricted shares (in shares) | shares				4,002,052		(4,002,052)
Profit appropriations to statutory reserves	0
Net income/(loss)	(215,094)										(215,094)
Ending Balance at Dec. 31, 2020	¥ 432,558			¥ 1	¥ (1)	¥ (23,915)	1,634,619		97,307	(79,780)	(1,195,673)
Ending Balance (in shares) at Dec. 31, 2020 | shares	2,328,326,132	2,328,326,132		2,328,326,132		43,896,090
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance	¥ 103,543					¥ 103,543
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of cost of issuance (in Shares) | shares				(34,683,225)		34,683,225
Share Repurchase (Shares) | shares				(34,683,225)		34,683,225
Share Repurchase	(103,543)					¥ (103,543)
Share-based compensation expense	491,461						491,461
Foreign currency translation	(22,145)	$ (3,475)								(22,145)
Vesting of restricted share units and restricted shares	86						86
Vesting of restricted share units and restricted shares (in shares) | shares				101,574,270		(101,574,270)
Profit appropriations to statutory reserves	113								113		(113)
Repurchase of vested employee restricted share units for tax withholding	(150,705)					¥ (150,705)
Repurchase of vested employee restricted share units for tax withholding(Shares) | shares				(33,255,495)		33,255,495
Resale of vested employee restricted share units for tax withholding	45,728					¥ 46,882					(1,154)
Resale of vested employee restricted share units for tax withholding (in Shares) | shares				13,043,895		(13,043,895)
New issuance of ordinary shares and warrants	764,968						764,968
New issuance of ordinary shares and warrants(Shares) | shares				202,380,975		70,833,345
Issuance of ordinary shares as a reserve for share-based compensation awards | shares						158,701,950
Net income/(loss)	2,000,282	313,886									2,000,282
Ending Balance at Dec. 31, 2021	¥ 3,458,690	$ 542,744		¥ 1		¥ (231,281)	¥ 2,891,134		¥ 97,420	¥ (101,925)	¥ 803,342
Ending Balance (in shares) at Dec. 31, 2021 | shares	2,577,386,552	2,577,386,552		2,577,386,552	(1)	226,751,940